Subsequent Events - Reverse Split and Note Amendments and Conversions (Details Narrative) - USD ($)						9 Months Ended		12 Months Ended
	Dec. 12, 2019	Dec. 05, 2019	Nov. 13, 2019	Jan. 31, 2018	Sep. 20, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Reverse split				The Company implemented a 3-for-4 reverse split of the Company's issued common stock (the "Second Reverse Split")	The Company implemented a 1-for-7 reverse split of the Company's issued common stock (the "Reverse Split").			The Company implemented a 3-for-4 reverse split of the Company's issued common stock (the "Second Reverse Split")
Debt conversion amount						$ 548,020	$ 3,194,671	$ 3,434,506	$ 1,085,985
Subsequent Event [Member]
Reverse split	The Company implemented a 1-for-7 reverse split of the Company's issued common stock (the "Third Reverse Split")
Debt conversion, shares issued			1
Subsequent Event [Member] | SPA Notes [Member]
Debt conversion amount		$ 4,343,000
Debt conversion, shares issued		2,171,500
Conversion price per share		$ 2.00
Original warrants issued		310,214
Warrant exercise price		$ 8.40
Warrant to acquire an aggregate shares		1,085,750
Warrant exercise price per share		$ 2.40
Subsequent Event [Member] | SPA Notes One [Member]
Debt conversion amount		$ 345,000
Debt conversion, shares issued		138,000
Conversion price per share		$ 2.50
Original warrants issued		24,643
Warrant exercise price		$ 8.40
Warrant to acquire an aggregate shares		69,000
Warrant exercise price per share		$ 3.00
Subsequent Event [Member] | April 2019 Notes [Member]
Debt conversion amount		$ 3,175,000
Debt conversion, shares issued		1,270,000
Conversion price per share		$ 2.50
Original warrants issued		113,393
Warrant exercise price		$ 16.10
Warrant to acquire an aggregate shares		635,000
Warrant exercise price per share		$ 2.88
Subsequent Event [Member] | April 2019 Notes One [Member]
Debt conversion amount		$ 250,000
Debt conversion, shares issued		83,333
Conversion price per share		$ 3.00
Original warrants issued		8,929
Warrant exercise price		$ 16.10
Warrant to acquire an aggregate shares		41,667
Warrant exercise price per share		$ 3.45
Subsequent Event [Member] | Original Other Converable Notes [Member]
Debt conversion amount		$ 13,750,000
Debt conversion, shares issued		398,850
Conversion price per share		$ 3.50
Original warrants issued		10,713
Warrant exercise price		$ 65.31
Warrant to acquire an aggregate shares		392,850
Warrant exercise price per share		$ 3.50